Vessels, net (Tables)	6 Months Ended
Jun. 30, 2022
Vessels, net [Abstract]
Vessels, net
The amounts of Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$136,782	$(13,746)	$123,036
- Transfer from other non-current assets	558	-	558
- Vessels’ improvements	660	-	660
- Depreciation	-	(3,720)	(3,720)
Balance, June 30, 2022	$138,000	$(17,466)	$120,534